UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
                (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/09

Form N-Q is to be used by management investment companies, other than small business investment  companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Bell Worldwide Trends Fund
Schedule of Investments
February 28, 2009
(Unaudited)

	Shares	Value

Exchange-Traded Funds - 66.59%
iShares Barclays US Treasury Inflation Protected Securities Fund	1,798	$174,442
iShares S&P Global Telecommunications Sector Index Fund	750	32,100
Market Vectors Gold Miners ETF (a)	250	8,340
PowerShares DB Agriculture Fund (a)	2,207	52,129
PowerShares DB G10 Currency Harvest Fund (a)	4,847	91,754
SPDR Pharmaceuticals ETF	4,425	112,749
SPDR S&P Biotech ETF	2,444	113,108
Vanguard Consumer Staples ETF	5,135	254,336
Vanguard Dividend Appreciation Index Fund	3,550	117,789
WisdomTree Japan Equity Income Fund	2,084	73,732
WisdomTree Japan SmallCap Dividend Fund	2,754	82,747

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,416,873)		1,113,226

Exchange-Traded Notes - 4.89%
iPath CBOE S&P 500 BuyWrite Index ETN (a)	2,492	81,663

TOTAL EXCHANGE-TRADED NOTES (Cost $118,793)		81,663

Mutual Funds - 25.56%
Fairholme Fund	5,064	87,701
FBR Small Cap Financial Fund	8,603	106,511
Hussman Strategic Growth Fund	18,627	233,022

TOTAL MUTUAL FUNDS (Cost $481,854)		427,234

Money Market Securities - 1.64%
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio, 0.46% (b)	27,476	27,476

TOTAL MONEY MARKET SECURITIES (Cost $27,476)		27,476

TOTAL INVESTMENTS (Cost $2,044,996) - 98.68%		$1,649,599

Cash & other assets less liabilities - 1.32%		22,075

TOTAL NET ASSETS - 100.00%		$1,671,674

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Unrealized appreciation	$ -
Unrealized depreciation	(395,397)
Net unrealized depreciation	$ (395,397)

Aggregate cost of securities for income tax purposes	$ 2,044,996

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Related Notes to the Schedule of Investments
February 28, 2009
(Unaudited)

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Bell Worldwide Trends Fund
Related Notes to the Schedule of Investments – continued
February 28, 2009

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 1,649,599	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 1,649,599	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Leeb Focus Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 86.35%	Shares	Value

Agriculture Chemicals - 6.14%
Mosaic Co. / The	6,600	$ 284,130
Potash Corporation of Saskatchewan, Inc.	3,600	302,292
		586,422

Beverages - 3.59%
Coca-Cola Co. / The	8,400	343,140

Computer & Office Equipment - 2.04%
Hewlett-Packard Co.	6,700	194,501

Drilling Oil & Gas Wells - 5.37%
Transocean, Ltd. (a)	3,858	230,593
Diamond Offshore Drilling, Inc.	4,500	281,880
		512,473

Electric Services - 5.32%
FPL Group, Inc.	11,200	507,696

Electronic & Other Electrical Equipment - 1.39%
General Electric Co.	15,600	132,756

Electronic Computer - 2.39%
Apple, Inc. (a)	2,550	227,740

Fire, Marine & Casualty Insurance - 2.01%
Berkshire Hathaway, Inc. - Class B (a)	75	192,300

Gold & Silver Ores - 2.05%
Randgold Resources Ltd. (b)	4,300	195,564

Gold Mining - 2.08%
Newcrest Mining Ltd. (b)	10,000	198,500

Hazardous Waste Management - 2.21%
Stericycle, Inc. (a)	4,400	211,112

Heavy Construction Other Than Building Construction - Contractors - 2.65%
Fluor Corp.	7,600	252,700

Metal Mining - 0.96%
Rio Tinto plc (b)	900	91,800

National Commercial Banks - 1.86%
BB&T Corp.	11,000	177,430

Oil, Gas Field Services - 2.95%
Schlumberger, Ltd.	7,400	281,644

Operative Builders - 1.65%
NVR, Inc. (a)	475	158,066

Petroleum Refining - 5.40%
ConocoPhillips	8,400	313,740
Hess Corp.	3,700	202,353
		516,093
Pharmaceutical Preparations - 8.33%
Johnson & Johnson	3,700	185,000
Roche Holding AG (b)	8,400	235,620
Teva Pharmaceutical Industries Ltd. (b)	8,400	374,472
		795,092

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 86.35% - continued	Shares	Value

Pumps & Pumping Equipment - 2.85%
ITT Corp.	7,300	$ 272,655

Retail - Catalog & Mail-Order Houses - 2.24%
Amazon.com, Inc. (a)	3,300	213,807

Retail - Drug Stores & Proprietary Stores - 3.66%
CVS Caremark Corp.	13,600	350,064

Retail - Lumber & Other Building Materials Dealers - 2.19%
Home Depot, Inc / The	10,000	208,900

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.93%
Raytheon Co.	7,000	279,790

Semiconductors & Related Devices - 1.75%
Intel Corp.	13,100	166,894

Services - Computer Integrated Systems Design - 2.24%
CACI International, Inc. - Class A (a)	5,000	213,850

Services - Prepackaged Software - 1.49%
Adobe Systems, Inc. (a)	8,500	141,950

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.48%
Procter & Gamble Co. / The	6,900	332,373

Surgical & Medical Instruments & Apparatus - 2.98%
Baxter International, Inc.	5,600	285,096

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.15%
McKesson Corp.	5,000	205,100

TOTAL COMMON STOCKS (Cost $12,236,170)		8,245,508

Exchange-Traded Funds - 10.17%

iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,900	572,418
SPDR Gold Trust (a)	4,300	398,309

TOTAL EXCHANGE-TRADED FUNDS (Cost $975,216)		970,727

Money Market Securities - 0.65%
Fidelity Institutional Money Market Portfolio - Class I - 1.21% (c)	61,808	61,808

TOTAL MONEY MARKET SECURITIES (Cost $61,808)		61,808

TOTAL INVESTMENTS (Cost $13,273,194) - 97.17%		$ 9,278,043

Other assets less liabilities - 2.83%		270,690

TOTAL NET ASSETS - 100.00%		$ 9,548,733

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Gross unrealized appreciation		$ 71,208
Gross unrealized depreciation		(4,066,359)
Net unrealized depreciation		$ (3,995,151)

Aggregate cost of securities for income tax purposes		$ 13,273,194

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Related Notes to the Schedule of Investments

February 28, 2009
(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustee of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Leeb Focus Fund

Related Notes to the Schedule of Investments

February 28, 2009
(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 9,278,043	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 9,278,043	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Roosevelt Multi-Cap Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 79.53%	Shares	Value

Agriculture Chemicals - 1.55%
Potash Corporation of Saskatchewan, Inc.	13,642	$ 1,145,519

Air Transportation (Scheduled) - 1.03%
Southwest Airlines Co.	128,795	758,603

Biological Products (No Diagnostic Substances) - 2.07%
Genzyme Corp. (a)	25,100	1,529,343

Bituminous Coal & Lignite Surface Mining - 1.47%
Peabody Energy Corp.	45,965	1,087,991

Chemical & Allied Products - 1.91%
Monsanto Co.	18,500	1,410,995

Cigarettes - 2.02%
Philip Morris International, Inc.	44,630	1,493,766

Computer & Office Equipment - 2.15%
International Business Machines Corp. (IBM)	17,250	1,587,517

Crude Petroleum & Natural Gas - 1.24%
Petroleo Brasileiro S.A. (b)	41,000	917,580

Electric Services - 7.71%
Dominion Resources, Inc.	32,764	988,817
FPL Group, Inc.	37,000	1,677,210
Northeast Utilities	55,045	1,206,036
Southern Co.	37,085	1,124,046
TECO Energy, Inc.	73,000	700,070
		5,696,179

Fire, Marine, & Casualty Insurance - 2.69%
ACE Ltd.	26,360	962,404
Chubb Corp. / The	26,335	1,028,118
		1,990,522

Gold & Silver Ores - 2.47%
Goldcorp, Inc.	63,217	1,828,236

Grain Mill Products - 4.49%
General Mills, Inc.	31,000	1,626,880
Ralcorp Holdings, Inc. (a)	28,000	1,696,800
		3,323,680

Guided Missiles & Space Vehicles & Parts - 1.81%
Lockheed Martin Corp.	21,291	1,343,675

Hazardous Waste Management - 2.24%
Stericycle, Inc. (a)	34,500	1,655,310

Industrial & Commercial Fans, Blowers, & Air Purifying Equipments - 0.22%
Flanders Corp. (a)	40,000	164,000

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 79.53% - continued	Shares	Value

Industrial Instruments for Measurement, Display, and Control - 1.75%
Roper Industries, Inc.	31,300	$ 1,294,255

Industrial Organic Chemicals - 0.60%
International Flavors & Fragrances, Inc.	17,000	447,270

Instruments for Measurement, Testing of Electricity & Electronics Signals - 0.63%
Itron, Inc. (a)	10,400	464,464

Investment Advice - 0.47%
Morningstar, Inc. (a)	12,600	351,540

Lumber & Wood Products - 0.65%
Weyerhaeuser Co.	19,985	482,838

Mining & Quarrying of Nonmetallic Minerals - 1.36%
Compass Minerals International, Inc.	19,218	1,003,564

Miscellaneous Food Preparations & Kindred Products - 1.04%
American Italian Pasta Company - Class A (a)	25,000	767,250

National Commercial Banks - 0.71%
JPMorgan Chase & Co.	12,787	292,183
Wells Fargo & Co.	19,166	231,909
		524,092

Natural Gas Distribution - 1.00%
National Fuel Gas Company	24,406	739,746

Oil & Gas Field Services - 0.14%
Willbros Group, Inc. (a)	14,500	104,110

Pharmaceutical Preparations - 1.29%
Novozymes A/S - B Shares	13,000	955,500

Pipe Lines (No Natural Gas) - 1.50%
Kinder Morgan Management, LLC. (a)	26,560	1,108,083

Railroad Equipment - 0.54%
Wabtec Corp.	15,000	401,400

Retail - Eating Places - 1.70%
McDonald's Corp.	24,010	1,254,523

Retail - Variety Stores - 2.61%
BJ's Wholesale Club, Inc. (a)	45,000	1,344,600
Costco Wholesale Corp.	13,805	584,504
		1,929,104

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.86%
NYSE Euronext	37,843	638,790

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 79.53% - continued	Shares	Value

Services - Business Services - 1.54%
Akamai Technologies, Inc. (a)	62,900	$ 1,137,861

Services - Commercial Physical & Biological Research - 0.92%
Senomyx, Inc. (a)	370,000	680,800

Services - Computer Programming, Data Processing, Etc. - 0.83%
IHS, Inc. - Class A (a)	15,020	611,765

Services - Dwellings & Other Buildings - 1.11%
Rollins, Inc.	52,000	821,600

Services - Educational Services - 2.97%
Strayer Education, Inc.	5,670	962,482
Washington Post Company / The - Class B	3,411	1,229,631
		2,192,113

Services - Facilities Support Management Services - 0.66%
Corrections Corporation of America (a)	45,634	484,633

Services - Help Supply Services - 0.44%
Monster Worldwide, Inc. (a)	48,996	322,884

Services - Management Consulting Services - 2.45%
FTI Consulting, Inc. (a)	13,271	484,922
Hewitt Associates, Inc. (a)	45,000	1,327,500
		1,812,422

Services - Miscellaneous Amusement & Recreation - 2.78%
Penn National Gaming, Inc. (a)	66,380	1,267,194
Pinnacle Entertainment, Inc. (a)	105,000	788,550
		2,055,744

Services - Personal Services - 3.19%
H&R Block, Inc.	54,780	1,046,298
Pre-Paid Legal Services, Inc. (a)	41,000	1,308,310
		2,354,608

Services - Prepackaged Software - 2.27%
Activision Blizzard, Inc. (a)	94,830	951,145
Microsoft Corp.	45,009	726,895
		1,678,040

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.79%
Church & Dwight Co., Inc.	27,025	1,322,063

Steel Pipe & Tubes - 1.48%
Allegheny Technologies, Inc.	55,455	1,090,800

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 79.53% - continued	Shares	Value

Telephone Communications (No Radio Telephone) - 2.27%
AT&T, Inc.	70,453	$ 1,674,668

Title Insurance - 1.67%
Fidelity National Financial, Inc. - Class A	74,293	1,231,035

Water, Sewer, Pipeline, Communication and Power Line Construction - 1.24%
Insituform Technologies, Inc. - Class A (a)	75,000	913,500

TOTAL COMMON STOCKS (Cost $71,748,727)		58,783,981

Exchange-Traded Funds - 9.90%
iShares COMEX Gold Trust (a)	21,066	1,951,976
Market Vectors Gold Miners ETF (a)	21,868	729,516
Rydex Inverse 2x S&P 500 ETF	1,025	162,944
Short MSCI EAFE ProShares	3,040	321,328
UltraShort Consumer Services ProShares	7,914	860,094
UltraShort Russell 2000 ProShares	10,628	976,819
UltraShort S&P500 ProShares	23,467	2,316,662

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,221,133)		7,319,339

Money Market Securities - 11.28%
Huntington Money Market Fund - Trust Shares, 0.02% (c)	8,335,386	8,335,386

TOTAL MONEY MARKET SECURITIES (Cost $8,335,386)		8,335,386

TOTAL INVESTMENTS (Cost $86,305,246) - 100.71%		$ 74,438,706

Liabilities in excess of other assets - (0.71)%		(523,049)

TOTAL NET ASSETS - 100.00%		$ 73,915,657

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Unrealized appreciation		$1,942,846
Unrealized depreciation		(13,809,386)
Net unrealized depreciation		$ (11,866,540)

Aggregate cost of securities for income tax purposes		$ 86,305,246

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments

February 28, 2009
(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

February 28, 2009
(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 74,438,706	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 74,438,706	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Appleseed Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 78.07%	Shares	Value

Consumer Discretionary - 5.92%
Gaiam, Inc. Class A (a)	163,002	$493,896
OfficeMax, Inc.	31,200	119,184
Radio One, Inc. - Class D (a)	7,044	2,465
		615,545

Consumer Staples - 23.11%
Avon Products, Inc.	28,200	496,038
Female Health Co./The (a)	32,600	106,602
John B. Sanfilippo & Son, Inc. (a)	299,748	1,798,488
		2,401,128

Health Care - 23.41%
Invacare Corp.	22,100	354,484
Johnson & Johnson	8,900	445,000
Pfizer, Inc.	51,100	629,041
Schering-Plough Corp.	33,000	573,870
WellPoint, Inc. (a)	12,700	430,784
		2,433,179

Industrials - 10.85%
ACCO Brands Corp. (a)	6,403	6,083
Cintas Corp.	13,000	263,770
ICT Group, Inc. (a)	132,983	478,739
Miller Industries, Inc. (a)	62,020	378,322
		1,126,914

Information Technology - 12.27%
Dell, Inc. (a)	22,800	194,484
Nokia OYJ (b)	37,300	349,128
Powerwave Technologies, Inc. (a)	341,800	116,212
Teradata Corp. (a)	29,700	459,162
Zebra Technologies Corp. - Class A (a)	8,900	156,373
		1,275,359

Materials - 2.51%
Sealed Air Corp.	23,400	261,144

TOTAL COMMON STOCKS (Cost $11,673,350)		8,113,269

Exchange-Traded Funds - 5.89%

SPDR Gold Trust (a)	6,600	611,358

TOTAL EXCHANGE-TRADED FUNDS (Cost $530,332)		611,358

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Real Estate Investment Trusts - 8.17%	Shares	Value

Annaly Capital Management, Inc.	21,000	$291,900
Anworth Mortgage Asset Corp.	92,400	557,172

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $863,910)		849,072

Money Market Securities - 8.90%

Federated Treasury Obligations Fund - Institutional Shares, 0.23% (c)	925,162	925,162

TOTAL MONEY MARKET SECURITIES (Cost $925,162)		925,162

	Principal
Municipal Bonds - 0.39%	Amount	Value

Kentucky HSG Corp., 5.286%, 07/01/2009	$ 40,000	$ 40,356

TOTAL MUNICIPAL BONDS (Cost $40,007)		40,356

Mortgage-Backed Securities - 1.37%

FHLMC Pool B31945, 5.50%, 05/01/2037	57,222	58,670
FNMA Pool 944363, 5.50%, 06/01/2022	80,887	84,000

TOTAL MORTGAGE-BACKED SECURITIES (Cost $139,953)		142,670

TOTAL INVESTMENTS (Cost $14,172,714) - 102.79%		10,681,887

Liabilities in excess of other assets - (2.79)%		(289,709)

TOTAL NET ASSETS - 100.00%		$ 10,392,178

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Unrealized appreciation		$ 145,211
Unrealized depreciation		(3,636,038)
Net unrealized depreciation		$ (3,490,827)

Aggregate cost of securities for income tax purposes		$ 14,172,714

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Related Footnotes to the Schedule of Investments
February 28, 2009 – (unaudited)

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Valuation – The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$10,498,861	$-
Level 2 – Other Significant Observable Inputs	$183,026	$-
Level 3 – Internal Unobservable Inputs	$-	$-
Total	$10,681,887	$-

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2009
(Unaudited)

Shares	COMMON STOCKS - 85.04%	Value

	Absorbant Materials - 0.09%
33,000	International Absorbents, Inc. (a)	$ 71,280

	Air Filtration - 0.07%
10,745	MFRI, Inc. (a)	54,262

	Air Transportation, Scheduling - 0.30%
7,000	Allegiant Travel Company (a)	240,240

	Airplane Components - 3.17%
23,000	Astronics Corp. (a)	187,680
230,000	BE Aerospace, Inc. (a)	1,715,800
19,000	CPI Aerostructures, Inc. (a)	92,150
64,000	LMI Aerospace, Inc. (a)	560,000
		2,555,630

	Alternative Energy - 0.63%
6,000	Canadian Solar, Inc. (a)	21,540
18,000	Energy Conversion Devices, Inc. (a)	394,740
22,100	Green Plains Renewable Energy, Inc. (a)	30,940
45,000	Gushan Environmental Energy Ltd. (b)	58,500
		505,720

	Apparel - 1.02%
105,000	American Apparel, Inc. (a)	180,600
38,000	R. G. Berry Corp. (a)	233,700
40,000	True Religion Apparel, Inc. (a)	408,800
		823,100

	Automobile Components - 1.34%
8,000	Fuel Systems Solutions, Inc. (a)	158,480
130,000	Titan International, Inc.	715,000
85,000	Wonder Auto Technology, Inc. (a)	205,700
		1,079,180

	Banks - 2.54%
24,000	B of I Holding, Inc. (a)	126,240
5,000	Bar Harbor Bankshares	105,250
16,000	HF Financial Corp.	165,600
80,000	Hudson City Bancorp, Inc.	829,600
7,500	Meta Financial Group, Inc.	60,375
6,000	NASB Financial, Inc.	88,260
15,000	New York Community Bancorp, Inc.	147,750
15,000	Westwood Holdings Group, Inc.	528,150
		2,051,225

	Batteries - 0.26%
63,000	Advanced Battery Technologies, Inc. (a)	133,560
24,000	Exide Technologies (a)	78,240
		211,800

	Chemicals - Agricultural & Industrial - 10.43%
7,000	Agrium, Inc.	243,460
15,000	CF Industries Holdings, Inc.	964,950
15,000	Hawkins, Inc.	195,900
190,000	Intrepid Potash, Inc. (a)	4,263,600
28,000	Mosaic Co./The	1,205,400
16,000	Potash Corp. of Saskatchewan, Inc.	1,343,520
7,500	Terra Industries, Inc.	193,425
		8,410,255

	Coal - 12.96%
100,000	Arch Coal, Inc.	1,390,000
135,000	CONSOL Energy, Inc.	3,678,750
280,000	Massey Energy Co.	3,234,000
340,000	Patriot Coal Corp. (a)	1,241,000
23,000	Peabody Energy Corp.	544,410
20,000	Walter Industries, Inc.	363,400
		10,451,560

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2009
(Unaudited)

Shares	COMMON STOCKS - 85.04% - continued	Value

	Computer Hardware & Software - 2.21%
200,000	Majesco Entertainment Co. (a)	$ 148,000
75,000	Synaptics, Inc.	1,556,250
30,000	Transact Technologies, Inc. (a)	75,000
		1,779,250

	Consulting Services - 3.74%
26,000	China Direct, Inc. (a)	28,340
10,000	Ecology and Environment, Inc. Class A	124,900
22,500	Fluor Corp.	748,125
7,500	Foster Wheeler AG (a)	112,800
27,900	Versar, Inc. (a)	66,960
81,000	VSE Corp.	1,934,280
		3,015,405

	Consumer Products - 0.18%
110,000	Summer Infant, Inc. (a)	145,200

	Digital Devices - 0.35%
50,000	Digital Ally, Inc. (a)	173,500
111,600	DRI Corp. (a)	110,484
		283,984

	Electric Power & Supplies - 2.10%
21,000	Black Hills Corp.	374,010
20,000	CAE, Inc.	103,200
4,000	Franklin Electric Co., Inc.	88,000
36,500	GrafTech International Ltd. (a)	206,225
11,000	NRG Energy, Inc. (a)	207,900
183,000	Yingli Green Energy Holding Co., Ltd (a)(b)	711,870
		1,691,205

	Electronic Components & Measuring Devices - 0.18%
100,000	Advanced Photonix, Inc. - Class A (a)	70,000
73,000	Aehr Test Systems (a)	78,110
		148,110

	Equipment Leasing - 0.20%
9,500	TAL International Group, Inc.	70,870
10,000	Willis Lease Finance Corp. (a)	87,100
		157,970

	Farm Equipment - 0.14%
32,000	Art's-Way Manufacturing Co., Inc.	113,600

	Fisheries - 0.27%
35,000	HQ Sustainable Maritime Industries, Inc. (a)	218,750

	Food & Nutrition Products - 0.60%
8,000	American Italian Pasta Co. - Class A (a)	245,520
25,000	Omega Protein Corp. (a)	60,500
5,000	Seneca Foods Corp. - Class A (a)	108,900
65,000	SunOpta, Inc. (a)	72,800
		487,720

	Footware - 3.17%
62,000	Deckers Outdoor Corp. (a)	2,558,740

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2009
(Unaudited)

Shares	COMMON STOCKS - 85.04% - continued	Value

	Freight Transportation - 2.52%
15,400	Air T., Inc.	$ 92,400
20,000	DryShips, Inc.	69,400
12,500	Eagle Bulk Shipping, Inc.	47,000
12,000	Excel Maritime Carriers Ltd.	46,320
57,000	FreeSeas, Inc.	41,610
15,000	Genco Shipping & Trading Ltd.	184,050
43,000	GulfMark Offshore, Inc. (a)	898,270
7,500	Hornbeck Offshore Services, Inc. (a)	98,325
170,000	Navios Maritime Holdings, Inc.	358,700
13,000	OceanFreight, Inc.	13,130
2,300	Overseas Shipholding Group, Inc.	59,156
31,020	Star Bulk Carriers Corp.	45,600
12,000	TBS International Ltd. - Class A (a)	77,640
		2,031,601

	Gold Mining - 0.43%
20,000	Richmont Mines, Inc. (a)	48,800
85,000	Western Goldfields, Inc. (a)	151,300
17,000	Yamana Gold, Inc.	147,220
		347,320

	Healthcare - 0.70%
10,500	Amedisys, Inc./The (a)	343,455
66,661	Female Health Company (a)	217,981
		561,436

	Heating & Cooling Services - 0.22%
12,000	Comfort Systems USA, Inc.	114,240
30,000	KSW, Inc.	65,100
		179,340

	Industrial Machinery - 0.69%
88,000	HLS Systems International Ltd. (a)	207,680
50,000	Manitowoc Co., Inc.	205,000
16,000	Titan Machinery, Inc. (a)	147,680
		560,360

	Insurance - 1.68%
12,000	Centene Corp. (a)	203,760
20,000	Homeowners Choice, Inc. (a)	97,400
25,600	Tower Group, Inc.	521,984
152,000	Universal Insurance Holdings, Inc.	535,040
		1,358,184

	Insurance Brokers - 0.26%
12,500	Life Partners Holdings, Inc.	213,875

	Investment Capital - 0.05%
835,700	IA Global, Inc. (a)	41,618

	Leisure - 0.06%
124,000	Silverleaf Resorts, Inc. (a)	48,360

	Medical Devices - 0.07%
11,000	Symetry Medical, Inc. (a)	58,850

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2009
(Unaudited)

Shares	COMMON STOCKS - 85.04% - continued	Value

	Metal Mining - 1.74%
16,000	Cameco Corp.	$ 233,280
6,400	Cliffs Natural Resources, Inc.	98,752
90,000	Taseko Mines Ltd. (a)	77,400
320,000	Thompson Creek Metals Co., Inc. (a)	995,200
		1,404,632

	Metal Parts & Processors - 0.10%
5,500	Hawk Corp. - Class A (a)	79,750

	Mining Machinery - 1.00%
18,000	Bucyrus International, Inc.	223,560
30,000	Joy Global, Inc.	523,800
6,600	Terex Corp. (a)	58,872
		806,232

	Oil & Natural Gas Drilling - 7.05%
65,000	Atwood Oceanics, Inc. (a)	993,200
20,500	Diamond Offshore Drilling, Inc.	1,284,120
11,300	Helmerich & Payne, Inc.	267,358
21,000	Noble Corp.	516,390
44,000	Transocean, Inc. (a)	2,629,880
		5,690,948

	Oil & Natural Gas Equipment - 2.54%
20,000	Flowserve Corp.	1,009,400
39,000	National-Oilwell Varco, Inc. (a)	1,042,470
		2,051,870

	Oil & Natural Gas Producers - 2.88%
36,700	Abraxas Petroleum Corp. (a)	31,195
85,000	ATP Oil & Gas Corp. (a)	296,650
8,500	Berry Petroleum Co. - Class A	56,525
11,000	Bill Barrett Corp. (a)	212,740
4,500	Canadian Natural Resources Ltd.	145,215
6,000	Contango Oil & Gas Co. (a)	218,520
70,000	Gran Tierra Energy, Inc. (a)	162,400
106,000	Gulfport Energy Corp. (a)	236,380
89,000	Mariner Energy, Inc. (a)	823,250
5,500	Pioneer Natural Resources Co.	80,245
7,500	Quicksilver Resources, Inc. (a)	45,000
26,000	Warren Resources, Inc. (a)	16,900
		2,325,020

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2009
(Unaudited)

Shares	COMMON STOCKS - 85.04% - continued	Value

	Oil & Natural Gas Services - 1.35%
420,000	Boots & Coots International Well Control, Inc. (a)	$ 474,600
13,000	CARBO Ceramics, Inc.	451,880
20,000	North American Energy Partners, Inc. (a)	40,400
3,100	Oil States International, Inc. (a)	41,292
36,500	OMNI Energy Services Corp. (a)	25,185
4,800	T-3 Energy Services, Inc. (a)	52,848
		1,086,205

	Oil Field Machinery - 0.69%
6,000	Lufkin Industries, Inc.	197,100
14,500	Superior Energy Services, Inc. (a)	191,255
10,000	Superior Well Services, Inc. (a)	57,500
14,000	Tesco Corp. (a)	107,380
		553,235

	Oil Refining - 1.29%
95,000	Alon USA Energy, Inc.	1,040,250

	Optical Supplies - 0.48%
90,000	Serengenti Eyewear, Inc. (a)	384,300

	Pharmaceuticals - 5.76%
70,000	Akorn, Inc. (a)	98,000
290,000	AMDL, Inc. (a)	281,300
55,000	Caraco Pharmaceutical Laboratories Ltd. (a)	225,500
6,000	Cephalon, Inc. (a)	393,540
18,000	China Sky One Medical, Inc. (a)	198,000
243,000	Cubist Pharmaceuticals, Inc. (a)	3,453,030
		4,649,370

	Recycling Services - 0.24%
28,000	Appliance Recycling Centers of America, Inc. (a)	67,060
25,000	Industrial Services of America, Inc.	123,750
		190,810

	Retail - 0.16%
13,500	Lumber Liquidators, Inc. (a)	129,330

	Rubber & Plastic Products - 0.24%
31,900	CTI Industries Corp. (a)	68,426
30,600	UFP Technologies, Inc. (a)	123,624
		192,050

	Semiconductors - 0.74%
65,000	Intellon Corp. (a)	127,400
73,000	LDK Solar Co., Ltd. (a)(b)	373,760
80,000	Ramtron International Corp. (a)	96,000
		597,160

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
February 28, 2009
(Unaudited)

Shares	COMMON STOCKS - 85.04% - continued	Value

	Solar Power - 1.04%
30,000	SunPower Corp. Class A (a)	$ 836,700

	Steel Pipes - 3.67%
68,000	Valmont Industries, Inc.	2,962,080

	Steel Producers - 0.36%
12,000	Gerdau Ameristeel Corp.	48,000
24,000	Steel Dynamics, Inc.	200,400
40,000	Sutor Technology Group Ltd. (a)	45,200
		293,600

	Telecommunications - 0.77%
10,000	MasTec, Inc. (a)	94,600
100,000	Vimpel-Communications (b)	524,000
		618,600

	Web Hosting Design - 0.08%
21,200	Web.com Group, Inc. (a)	63,600

	Work Apparel - 0.10%
12,000	Lakeland Industries, Inc.	83,400

	Workplace Furnishings - 0.13%
12,500	Kewaunee Scientific Corp.	108,125

	TOTAL COMMON STOCKS (Cost $134,578,900)	68,602,397

	LIMITED PARTNERSHIPS - 1.21%

44,000	EV Energy Partners L.P.	649,440
3,000	Sunoco Logistics Partners L.P.	164,970
11,000	Western Gas Partners LP	161,370

	TOTAL LIMITED PARTNERSHIPS (Cost $1,531,256)	975,780

	REAL ESTATE INVESTMENT TRUSTS - 1.27%

21,000	Annaly Capital Management, Inc.	291,900
14,800	Capstead Mortgage Corp.	148,296
45,000	DuPont Fabros Technology, Inc.	239,400
17,600	Dynex Capital, Inc.	110,880
40,000	MFA Mortgage Investments, Inc.	229,600

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,086,713)	1,020,076

	MONEY MARKET SECURITIES - 13.19%

10,641,951	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.33% (c)	10,641,951

	TOTAL MONEY MARKET SECURITIES (Cost $10,641,951)	10,641,951

	TOTAL INVESTMENTS (Cost $147,838,820) - 100.71%	$ 81,240,204

	Liabilities in excess of cash and other assets - (0.71%)	(571,373)

	TOTAL NET ASSETS - 100.00%	$ 80,668,831

(a) Non-income producing securities.
(b) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Unrealized appreciation	$508,331
Unrealized depreciation	$ (67,106,947)
Net unrealized depreciation	$ (66,598,616)

Aggregate cost of securities for income tax purposes	$147,838,820

*See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Related Footnotes to the Schedule of Investments
February 28, 2009 –(Unaudited)

Securities Valuations - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Fair Valuation – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 81,240,204	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$81,240,204	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 91.04%	Shares	Value

Beverages - 6.03%
Constellation Brands, Inc. - Class A (a)	12,900	$ 168,345
PepsiCo, Inc.	1,900	91,466
		259,811

Beverages - Non-Alcoholic - 2.13%
Dr. Pepper Snapple Group, Inc. (a)	6,531	91,760

Books: Publishing or Publishing & Printing - 2.94%
Scholastic Corp.	11,520	126,835

Bottled & Canned Soft Drinks & Carbonated Waters - 4.56%
Cadbury PLC (b)	6,418	196,647

Commercial Banks - 2.17%
Royal Bank of Canada	3,850	93,439

Crude Petroleum & Natural Gas - 3.68%
Talisman Energy, Inc.	16,960	158,745

Drilling Oil & Gas Wells - 1.75%
Patterson-UTI Energy, Inc.	8,780	75,420

Electric & Other Services Combined - 2.02%
Consolidated Edison, Inc.	2,410	87,266

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.64%
General Electric Co.	3,220	27,402

Farm Machinery & Equipment - 3.53%
AGCO Corp. (a)	5,020	86,043
Lindsay Corp.	2,720	65,960
		152,003

Food & Kindred Products - 3.17%
ConAgra Foods, Inc.	9,060	136,625

Gold and Silver Ores - 6.41%
Coeur d'Alene Mines Corp. (a)	128,910	97,972
Harmony Gold Mining Co., Ltd. (a) (b)	14,890	178,382
		276,354

Grain Mill Products - 2.92%
Kellogg Co.	3,230	125,712

Household Furniture - 0.48%
Sealy Corp. (a)	25,810	20,648

Measuring & Controlling Devices - 2.91%
Rockwell Automation, Inc.	6,250	125,625

Metal Mining - 4.47%
Lundin Mining Corp. (a)	65,070	37,741
Southern Copper Corp.	11,290	154,786
		192,527

Miscellaneous Furniture & Fixtures - 3.67%
Kinetic Concepts, Inc. (a)	7,270	158,341

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.21%
Intuitive Surgical, Inc. (a)	891	81,045
Zimmer Holdings, Inc. (a)	4,100	143,582
		224,627

Perfumes, Cosmetics & Other Toilet Preparations - 1.30%
Bare Escentuals, Inc. (a)	17,710	55,964

Petroleum Refining - 3.42%
Tesoro Corp.	10,000	147,600

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 91.04% - continued	Shares	Value

Pharmaceutical Preparations - 3.87%
Pfizer, Inc.	13,560	$ 166,924

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.75%
E. I.du Pont de Nemours & Co.	4,030	75,603

Retail - Catalog & Mail-Order Houses - 4.07%
NutriSystem, Inc.	13,620	175,698

Retail - Drug Stores and Proprietary Stores - 3.81%
Walgreen Co.	6,890	164,395

Retail - Grocery Stores - 3.68%
Whole Foods Market, Inc.	13,040	158,436

Semiconductors & Related Devices - 2.71%
Texas Instruments, Inc.	8,140	116,809

Services - Business Services - 3.02%
eBay, Inc. (a)	11,960	130,005

Services - Prepackaged Software - 1.40%
Adobe Systems, Inc. (a)	3,610	60,287

Surgical & Medical Instruments & Apparatus - 3.32%
Boston Scientific Corp. (a)	20,390	143,138

TOTAL COMMON STOCKS (Cost $8,918,153)		3,924,646

Real Estate Investments Trusts - 2.64%

Senior Housing Properties Trust	9,030	113,959

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $191,435)		113,959

Money Market Securities - 5.78%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 1.21% (c)	249,350	249,350

TOTAL MONEY MARKET SECURITIES (Cost $249,350)		249,350

TOTAL INVESTMENTS (Cost $9,358,938) - 99.46%		$ 4,287,955

Other assets less liabilities - 0.54%		23,151

TOTAL NET ASSETS - 100.00%		$ 4,311,106

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Unrealized appreciation		$ 15,039
Unrealized depreciation		(5,086,022)
Net unrealized depreciation		$ (5,070,983)

Aggregate cost of securities for income tax purposes		$ 9,358,938

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 77.27%	Shares	Value

Agriculture Chemicals - 2.69%
Mosaic Co./The	7,150	$ 307,807

Agriculture Production - Crops - 2.52%
Fresh Del Monte Produce, Inc. (a)	15,360	288,461

Biological Products, No Diagnostic Substances - 3.45%
Amgen, Inc. (a)	8,075	395,110

Construction Machinery & Equipment - 1.79%
Caterpillar, Inc.	8,340	205,247

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.20%
Kimberly-Clark Corp.	5,350	252,039

Electric Services - 3.97%
Southern Co.	14,990	454,347

Fats & Oils - 1.94%
Bunge Ltd.	4,730	221,742

Food & Kindred Products - 2.99%
Sara Lee Corp.	44,370	342,093

Gold & Silver Ores - 3.53%
Gold Fields Ltd.	39,690	404,044

Heavy Construction Other Than Buildings Construction - Contractors - 1.01%
KBR, Inc.	9,230	116,298

Hospital & Medical Service Plans - 2.19%
UnitedHealth Group, Inc.	12,760	250,734

Ice Cream & Frozen Desserts - 4.03%
Dean Foods Co. (a)	22,550	461,147

Meat Packing Plants - 2.14%
Smithfield Foods, Inc. (a)	31,290	245,627

Petroleum Refining - 2.89%
Valero Energy Corp.	17,050	330,429

Pharmaceutical Preparations - 9.69%
GlaxoSmithKline plc (b)	13,520	407,358
King Pharmaceuticals, Inc. (a)	40,270	295,582
Eli Lilly & Co.	13,860	407,207
		1,110,147

Pipe Lines (No Natural Gas) - 3.31%
Kinder Morgan Management, LLC (a)	9,089	379,170

Plastics Products - 2.13%
Newell Rubbermaid, Inc.	43,090	243,458

Radio & TV Broadcasting & Communications Equipment - 2.26%
Nokia (b)	27,610	258,430

Retail - Eating Places - 3.17%
Wendy's/Arby's Group, Inc. - Class A	80,232	363,451

Retail - Radio, TV & Consumer Electronics Stores - 1.83%
Best Buy Co., Inc.	7,260	209,233

Services - Miscellaneous Amusement & Recreation - 1.93%
Walt Disney Co./The	13,150	220,525

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.87%
Proctor & Gamble Co./The	6,820	328,519

State Commercial Banks - 2.08%
Bank of Nova Scotia	10,600	238,712

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 77.27% - continued	Shares	Value

Sugar & Confectionery Products - 3.86%
Hershey Co./The	13,130	$ 442,350

Surgical & Medical Instruments & Apparatus - 4.60%
3M Co.	7,000	318,220
Stryker Corp.	6,210	209,091
		527,311

Telecommunication - 2.20%
Telecom Corp. of New Zealand, Ltd. (b)	43,376	252,448

TOTAL COMMON STOCKS (Cost $10,702,343)		8,848,879

Income Trusts - 5.00%

Real Estate Investment Trust - 2.39%
Hospitality Properties Trust	23,990	273,486

Oil & Gas Income Trust - 2.61%
Enerplus Resources Fund	17,760	298,901

TOTAL INCOME TRUSTS (Cost $802,819)		572,387

Money Market Securities - 19.84%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 1.21% (c)	2,272,361	2,272,361

TOTAL MONEY MARKET SECURITIES (Cost $2,272,361)		2,272,361

TOTAL INVESTMENTS (Cost $13,777,523) - 102.11%		$ 11,693,627

Liabilities in excess of other assets - (2.11)%		(241,160)

TOTAL NET ASSETS - 100.00%		$ 11,452,467

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Unrealized appreciation		$ 173,010
Unrealized depreciation		(2,256,906)
Net unrealized depreciation		$ (2,083,896)

Aggregate cost of securities for income tax purposes		$ 13,777,523

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 78.19%	Shares	Value

Agriculture Chemicals - 2.97%
Scotts Miracle-Gro Co. - Class A	700	$ 19,551

Agriculture Production - Crops - 1.44%
Chiquita Brands International, Inc. (a)	1,930	9,496

Bituminous Coal & Lignite Surface Mining - 1.25%
Evergreen Energy, Inc. (a)	3,980	3,184
Massey Energy Co.	440	5,082
		8,266

Books: Publishing or Publishing and Printing - 0.82%
Scholastic Corp.	490	5,395

Calculating & Accounting Machines (No Electronic Computers) - 1.73%
NCR Corp. (a)	1,440	11,405

Canned Fruits, Vegetables & Preserves, Jams & Jellies - 3.14%
Del Monte Foods Co.	2,890	20,664

Construction Machinery & Equipment - 0.51%
Manitowoc Co., Inc.	820	3,362

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.99%
Bemis Company, Inc.	350	6,500

Crude Petroleum & Natural Gas - 0.77%
TXCO Resources, Inc. (a)	3,330	5,095

Deep Sea Foreign Transportation of Freight - 0.90%
Paragon Shipping, Inc. - Class A	1,590	5,915

Drilling Oil & Gas Wells - 2.95%
Patterson-UTI Energy, Inc.	1,430	12,284
Rowan Companies, Inc.	590	7,145
		19,429

Farm Machinery & Equipment - 1.07%
Lindsay Corp.	290	7,032

Fats & Oils - 1.97%
Darling International, Inc. (a)	3,000	12,990

Food & Kindred Products - 2.09%
Hain Celestial Group, Inc./The (a)	980	13,798

Footwear, (No Rubber) - 2.11%
Iconix Brand Group, Inc. (a)	1,130	9,153
Skechers U.S.A., Inc. - Class A (a)	750	4,785
		13,938

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.10%
JAKKS Pacific, Inc. (a)	1,090	13,810

Gold & Silver Ores - 3.59%
Golden Star Resources Ltd. (a)	15,480	23,684

Greeting Cards - 0.90%
American Greetings Corp. - Class A	1,590	5,931

Hospital & Medical Service Plans - 2.03%
AMERIGROUP Corp. (a)	540	13,381

Industrial Inorganic Chemicals - 0.92%
TETRA Technologies, Inc. (a)	2,120	6,063

Laboratory Analytical Instruments - 1.06%
Varian, Inc. (a)	310	7,015

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 78.19% - continued	Shares	Value

Magnetic & Optical Recording Media - 1.55%
Imation Corp.	1,270	$10,211

Metal Mining - 1.70%
Lundin Mining Corp. (a)	4,750	2,755
Thompson Creek Metals Co., Inc. (a)	2,710	8,428
		11,183

Miscellaneous Fabricated Metal Products - 0.98%
Mueller Water Products, Inc. - Class A	3,010	6,471

Newspapers: Publishing or Publishing & Printing - 0.11%
McClatchy Co./The - Class A	1,470	720

Perfumes, Cosmetics & Other Toilet Preparations - 1.22%
Elizabeth Arden, Inc. (a)	1,450	8,033

Pharmaceutical Preparations - 3.15%
Dendreon Corp. (a)	2,450	7,472
Perrigo Co.	660	13,259
		20,731

Photographic Equipment & Supplies - 0.85%
Avid Technology, Inc. (a)	560	5,578

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.30%
Rogers Corp. (a)	830	15,148

Refrigeration & Service Industry Machinery - 2.01%
Middleby Corp. (a)	610	13,267

Refuse Systems - 1.14%
American Ecology Corp.	480	7,536

Retail - Catalog & Mail-Order Houses - 2.94%
NutriSystem, Inc.	1,500	19,350

Retail - Department Stores - 3.26%
Maidenform Brands, Inc. (a)	2,460	21,476

Secondary Smelting & Refining of Nonferrous Metals - 1.46%
OM Group, Inc. (a)	620	9,610

Semiconductors & Related Devices - 2.47%
Evergreen Solar, Inc. (a)	2,680	3,270
QLogic Corp. (a)	1,410	13,000
		16,270

Services - Auto Rental & Leasing (No Drivers) - 1.64%
AMERCO (a)	380	10,830

Services - Business Services - 1.29%
LivePerson, Inc. (a)	4,470	8,493

Services - Engineering Services - 1.01%
Teledyne Technologies, Inc. (a)	290	6,644

Services - General Medical & Surgical Hospitals - 0.71%
Health Management Associates, Inc. - Class A (a)	2,170	4,665

Services - Skilled Nursing Care Facilities - 2.37%
Sun Healthcare Group, Inc. (a)	1,750	15,645

State Commercial Banks - 1.17%
First Financial Bankshares, Inc.	180	7,744

Surgical & Medical Instruments & Apparatus - 0.82%
Hill-Rom Holdings, Inc.	550	5,401

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 78.19% - continued	Shares	Value

Telephone Communications (No Radio Telephone) - 2.14%
Alaska Communications Systems Group, Inc.	2,240	$14,090

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.83%
Herbalife Ltd.	400	5,456

Wholesale - Farm Product Raw Materials - 0.48%
SunOpta, Inc. (a)	2,800	3,136

Wholesale - Groceries & General Line - 5.28%
United Natural Foods, Inc. (a)	2,340	34,819

TOTAL COMMON STOCKS (Cost $873,892)		515,227

Real Estate Investment Trusts - 2.18%

Senior Housing Properties Trust	1,140	14,387

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,750)		14,387

Limited Partnership - 1.11%

Terra Nitrogen Co., L.P.	60	7,305

TOTAL LIMITED PARTNERSHIPS (Cost $5,747)		7,305

Money Market Securities - 13.59%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 1.21% (b)	89,506	89,506

TOTAL MONEY MARKET SECURITIES (Cost $89,506)		89,506

TOTAL INVESTMENTS (Cost $990,895) - 95.07%		$ 626,425

Other assets less liabilities - 4.93%		32,478

TOTAL NET ASSETS - 100.00%		$ 658,903

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at February 28, 2009.

Tax Related
Unrealized appreciation		$ 4,274
Unrealized depreciation		(368,744)
Net unrealized depreciation		$ (364,470)

Aggregate cost of securities for income tax purposes		$990,895

*See accompanying notes which are an integral part of these financial statements

Symons Institutional Funds

Related Notes to the Schedule of Investments

February 28, 2009
(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Symons Alpha Growth Institutional Fund’s assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 4,287,955	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 4,287,955	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Symons Alpha Value Institutional Fund’s assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 11,693,627	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 11,693,627	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the Symons Small Cap Institutional Fund’s assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 626,425	$ -
Level 2 – Other Significant Observable Inputs	$ -	-
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 626,425	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Subsequent Event – Effective March 30, 2009, the Symons Alpha Growth Institutional Fund has changed its name to Symons Capital Appreciation Institutional Fund; and the Symons Alpha Value Institutional Fund has changed its name to Symons Value Institutional Fund.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Unified Series Trust

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date:	04/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date:	04/28/2009

By

      /s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date:	04/28/2009